POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total postretirement benefit costs	$ 96	$ 93	$ 122
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Total postretirement benefit costs	9	13	19
Initial Trend Rate for Health Care Costs	7.00%	7.00%	7.00%
Ultimate Trend Rate for Health Care Costs	5.00%	5.00%	5.00%
Amortization of net gain	13
Amortization of net prior service credit	1
Defined Benefit Plan Contributions By Employer Assets	22
Accrual for other sponsored plans	$ 31	$ 30